Stockholders’ Equity	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Stockholders’ Equity

12. Stockholders’ Equity

Authorized and Outstanding Capital Stock

The authorized capital stock of the Company consists of 100,000,000 shares of Common Stock and 10,000,000 shares of preferred stock.

Common Stock

The Amended and Restated Certificate of Incorporation authorizes one class of common stock.

Holders of the Company’s common stock are entitled to one vote for each share held as of the record date for the determination of the shareholders entitled to vote on such matters, including the election and removal of directors, except as otherwise required by law. Under Delaware law, the right to vote cumulatively does not exist unless the certificate of incorporation specifically authorizes cumulative voting. The Company’s Amended and Restated Certificate of Incorporation does not authorize cumulative voting and provides that no shareholder is permitted to cumulate votes at any election of directors. Consequently, the holders of a majority of the outstanding shares of the Company’s common stock can elect all of the directors then standing for election, and the holders of the remaining shares are not able to elect any directors.

Subject to preferences that may apply to any shares of the Company’s preferred stock outstanding at the time, the holders of the Company’s common stock will be entitled to receive dividends out of funds legally available therefor if the Company’s board of directors, in its discretion, determines to authorize the issuance of dividends and then only at the times and in the amounts that the Company’s board of directors may determine. If the Company becomes subject to a liquidation, dissolution, or winding-up, the assets legally available for distribution to the Company’s shareholders would be distributable ratably among the holders of the Company’s common stock and any participating series of the Company’s preferred stock outstanding at that time, subject to prior satisfaction of all outstanding debt and liabilities and the preferential rights of, and the payment of any liquidation preferences on, any outstanding shares of the Company’s preferred stock.

Preferred Stock

Under the terms of our certificate of incorporation, our Board has the authority, without further action by our stockholders, to issue up to 10,000,000 shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the dividend, voting and other rights, preferences and privileges of the shares of each wholly unissued series and any qualifications, limitations or restrictions thereon, and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding.

The Company’s board of directors is able to authorize the issuance of the Company’s preferred stock with voting or conversion rights that could adversely affect the voting power or other rights of the holders of the Company’s common stock. The issuance of the Company’s preferred stock, while providing flexibility in connection with possible acquisitions and other corporate purposes, could, among other things, have the effect of delaying, deferring, or preventing a change in control of the Company and might adversely affect the market price of the Company’s common stock and the voting and other rights of the holders of the Company’s common stock. There are currently no plans to issue any shares of the Company’s preferred stock.

Earnout Shares

As described in Note 1 - Business and Organization earnout shares issued in connection with the Business Combination are subject to vesting based on the volume weighted average trading prices (“VWAP”) of common shares during the earnout period. If, upon the expiration of the Earnout Period, the vesting of any of the Earnout Shares has not occurred, then the applicable Earnout Shares that failed to vest shall terminate and no longer apply and the Company shall instruct the escrow agent to deliver the Earnout Shares applicable to such unachieved earnout triggers to the Company for cancellation.

Warrants

Each two warrants entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment as discussed below. Because the warrants may only be exercised for whole numbers of Common Stock, only an even number of warrants may be exercised at any given time by a warrant holder. The warrants will expire five years after the completion of our initial business combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

Additionally, once the Public Warrants become exercisable, the Company can redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and

●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before we send the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption as previously described, the Company has the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis.

Simultaneously with ATAK’s initial public offering, ATAK consummated a private placement of 6,470,000 Private Placement Warrants with ATAK’s sponsor. Each two Private Placement Warrants is exercisable for one share of common stock at a price of $11.50 per share, subject to adjustment. The Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants except that the Private Placement Warrants holder can exercise their Private Placement Warrants for cash or on a cashless basis when the Company call the warrants for redemption at the option of private placement warrant holders the Private Placement Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination.